                                                                       September 10, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      The Prudential Discovery Premier Group Variable Contract Account
                  File No.811-09799

                  Discovery Premier Group Retirement Annuity
                  File No. 333-95637

Dear Commissioners:

        On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

        In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, INVESCO VIF-Dynamics Fund, AllianceBernstein Growth and Income Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Small Cap Growth Portfolio, American Century VP Income & Growth, Davis Value Portfolio, Dreyfus Socially Responsible Growth Fund, Franklin Small Cap Fund, Templeton Foreign Securities Fund, Janus Mid Cap Growth, Janus Growth and Income Portfolio, Janus Worldwide Growth Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Credit Suisse Mid-Cap Growth Portfolio, The Prudential Series Fund, Inc.: Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Jennison, Small Capitalization Stock, Stock Index, Prudential Value and Jennison 20/20 Focus Portfolios.

1.       Filer/Entity:         AIM Variable Insurance Funds
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0000950129-04-006244
         Date of Filing:       8/17/04

2.       Filer/Entity:         AIM Variable Insurance Funds - INVESCO VIF Dynamics Fund
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0001193125-04-142508
         Date of Filing:       8/17/04

3.       Filer/Entity:         AllianceBernstein Variable Products Series Fund, Inc.
         Registration No.:     811-05398
         CIK No.               0000825316
         Accession No.:        0000936772-04-000175
         Date of Filing:       8/25/04

4.       Filer/Entity:         American Century Variable Portfolios
         Registration No.:     811-05188
         CIK No.               0000814680
         Accession No.:        0000814680-04-000021
         Date of Filing:       8/24/04

5.       Filer/Entity          Credit Suisse Trust - Emerging Markets Portfolio
         Registration No.:     811-07261
         CIK No.               000941568
         Accession No.:        0001047469-04-027937
         Date of Filing:       9/3/04

6.       Filer/Entity:         Davis Variable Account Fund, Inc.
         Registration No.:     811-09293
         CIK No.               0001084060
         Accession No.:        0001084060-04-000009
         Date of Filing:       8/23/04

7.       Filer/Entity:         The Dreyfus Socially Responsible Growth Fund, Inc.
         Registration No.:     811-07044
         CIK No.:              0000890064
         Accession No.:        0000890064-04-000010
         Date of Filing:       8/30/04

8.       Filer/Entity:         Franklin Templeton Variable Insurance Products Trust
                                    Small Cap Portfolio
         Registration No.:     811-05583
         CIK No.:              0000837274
         Accession No.:        0001193125-04-146402
         Date of Filing:       8/25/04

9.       Filer/Entity:         Franklin Templeton Variable Insurance Products Trust
                                    Templeton Foreign Securities Fund
         Registration No.:     811-05583
         CIK No.:              0000837274
         Accession No.:        0001193125-04-146462
         Date of Filing:       8/25/04

10.      Filer/ Entity:        Janus Aspen Series
         Registration No.:     811-07736
         CIK No.               0000906185
         Accession No.:        0000906185-04-000010
         Date of Filing:       8/20/04

11.      Filer/Entity          MFS Variable Insurance Trust
         Registration No.:     811-08326
         CIK No.               0000918571
         Accession No.:        0000950156-04-000192
         Date of Filing:       8/31/04

12.      Filer/Entity          The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.               0000711175
         Accession No.:        000119325-04-152307
         Date of Filing:       9/3/04

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                         Sincerely,

                                                         /s/C. Christopher Sprague

                                                         C. Christopher Sprague
                                                         Vice President and Corporate Counsel